Not FDIC Insured May Lose Value No Bank Guarantee
39047-Q3PH

Schedule of Investments
(unaudited)
Putnam International Equity Fund 2
Notes to Schedule of Investments 7

Putnam International Equity Fund
Schedule of Investments (unaudited), March 31, 2025
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a Industry Shares a Value
a
Common Stocks 95.7%
Canada 0.8%
Canadian National Railway Co. ...... Ground Transportation 63,300 $ 6,159,989
China 2.5%
JD.com, Inc., A .................. Broadline Retail 345,100 7,099,239
Tencent Holdings Ltd. ............. Interactive Media & Services 169,300 10,817,585
17,916,824
France 14.3%
Accor SA ...................... Hotels, Restaurants & Leisure 242,788 11,072,415
Airbus SE ...................... Aerospace & Defense 83,436 14,691,885
BNP Paribas SA ................. Banks 187,975 15,710,831
Cie de Saint-Gobain SA ........... Building Products 155,319 15,472,389
Danone SA ..................... Food Products 162,282 12,412,183
Thales SA ...................... Aerospace & Defense 68,597 18,234,556
Vinci SA ....................... Construction & Engineering 117,704 14,837,785
102,432,044
Germany 5.6%
Deutsche Boerse AG .............. Capital Markets 57,714 17,029,079
Siemens AG .................... Industrial Conglomerates 101,151 23,360,450
40,389,529
Greece 1.6%
National Bank of Greece SA ........ Banks 1,104,307 11,350,035
Hong Kong 2.5%
Jardine Matheson Holdings Ltd. ..... Industrial Conglomerates 134,800 5,692,979
Prudential plc ................... Insurance 1,161,656 12,535,461
18,228,440
Ireland 1.2%
Bank of Ireland Group plc .......... Banks 742,567 8,773,670
Italy 3.8%
Buzzi SpA ...................... Construction Materials 158,206 7,612,775
Prysmian SpA ................... Electrical Equipment 168,231 9,260,612
a
Ryanair Holdings plc, ADR ......... Passenger Airlines 241,600 10,236,592
27,109,979
Japan 19.5%
Asahi Group Holdings Ltd. .......... Beverages 530,300 6,775,415
Hoya Corp. ..................... Health Care Equipment & Supplies 157,100 17,730,070
Mitsubishi UFJ Financial Group, Inc. .. Banks 1,402,500 19,121,430
Nintendo Co. Ltd. ................ Entertainment 210,200 14,288,913
Nippon Sanso Holdings Corp. ....... Chemicals 308,200 9,349,120
NOF Corp. ..................... Chemicals 264,300 3,591,900
Nomura Holdings, Inc. ............. Capital Markets 970,000 5,977,066
Ryohin Keikaku Co. Ltd. ........... Broadline Retail 436,700 11,929,987
SBI Holdings, Inc. ................ Capital Markets 387,900 10,474,437
SoftBank Group Corp. ............. Wireless Telecommunication Services 119,000 6,086,840
Sony Group Corp. ................ Household Durables 816,000 20,647,253
Sumitomo Mitsui Financial Group, Inc. . Banks 551,400 14,179,036
140,151,467
Netherlands 8.1%
Akzo Nobel NV .................. Chemicals 138,080 8,503,753
ASML Holding NV ................ Semiconductors & Semiconductor Equipment 24,768 16,390,812
b
Euronext NV, 144A, Reg S ......... Capital Markets 104,718 15,197,939
Universal Music Group NV ......... Entertainment 320,304 8,844,555

Putnam International Equity Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a Industry Shares a Value
a
Common Stocks
(continued)
Netherlands (continued)
Wolters Kluwer NV ............... Professional Services 57,276 $ 8,917,662
57,854,721
Singapore 1.0%
STMicroelectronics NV ............ Semiconductors & Semiconductor Equipment 314,985 6,906,848
Spain 3.1%
Iberdrola SA .................... Electric Utilities 1,382,337 22,322,097
Switzerland 1.0%
Sandoz Group AG ................ Pharmaceuticals 168,249 7,055,361
Taiwan 1.4%
Taiwan Semiconductor Manufacturing
Co. Ltd. ...................... Semiconductors & Semiconductor Equipment 367,000 10,335,817
United Kingdom 16.3%
AstraZeneca plc ................. Pharmaceuticals 105,187 15,446,168
Barclays plc .................... Banks 3,382,462 12,718,172
Coca-Cola Europacific Partners plc ... Beverages 125,800 10,948,374
Compass Group plc .............. Hotels, Restaurants & Leisure 411,654 13,615,993
Informa plc ..................... Media 922,067 9,245,476
London Stock Exchange Group plc ... Capital Markets 170,351 25,301,769
NatWest Group plc ............... Banks 2,569,131 15,169,153
Tesco plc ...................... Consumer Staples Distribution & Retail 3,411,552 14,677,472
117,122,577
United States 13.0%
BP plc ......................... Oil, Gas & Consumable Fuels 2,222,449 12,471,172
CRH plc ....................... Construction Materials 153,578 13,459,986
Haleon plc ..................... Pharmaceuticals 2,928,702 14,790,553
Linde plc ....................... Chemicals 39,750 18,509,190
Roche Holding AG ............... Pharmaceuticals 43,296 14,249,910
Schneider Electric SE ............. Electrical Equipment 40,826 9,424,494
Shell plc ....................... Oil, Gas & Consumable Fuels 282,448 10,336,073
93,241,378
Total Common Stocks (Cost $561,477,471) .....................................
687,350,776
a
Preferred Stocks 1.0%
South Korea 1.0%
c
Samsung Electronics Co. Ltd., 2.28% . Technology Hardware, Storage & Peripherals 220,071 7,123,122
Total Preferred Stocks (Cost $9,014,664) .......................................
7,123,122
Total Long Term Investments (Cost $570,492,135) ...............................
694,473,898
Short Term Investments 3.8%
a a
Industry
Principal
Amount
*
a Value
a a a a a a
U.S. Government and Agency Securities 0.1%
United States 0.1%
d
U.S. Treasury Bills ,
e
4.06%, 4/22/25 ................ 480,000 478,811

Putnam International Equity Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

Short Term Investments
(continued)
a a
Industry
Principal
Amount
*
a Value
a a a a a a
U.S. Government and Agency Securities
(continued)
United States (continued)
d
U.S. Treasury Bills, (continued)
e
4.16%, 5/15/25 ................ 234,000 $ 232,791
711,602
Total U.S. Government and Agency Securities (Cost $711,624) ....................
711,602
Shares
Money Market Funds 3.0%
United States 3.0%
f,g
Putnam Short Term Investment Fund,
Class P, 4.526% ................ 21,382,497 21,382,497
Total Money Market Funds (Cost $21,382,497) ..................................
21,382,497
Investments from Cash Collateral Received for Loaned
Securities 0.7%
Money Market Funds 0.7%
f,g
Putnam Cash Collateral Pool, LLC,
4.559% ...................... 4,899,580 4,899,580
Total Investments from Cash Collateral Received for Loaned Securities (Cost
$4,899,580) .................................................................
4,899,580
a a a a a
Total Short Term Investments (Cost $26,993,701 ) ................................
26,993,679
a a a
Total Investments (Cost $597,485,836) 100.5% ..................................
$721,467,577
Other Assets, less Liabilities (0.5)% ...........................................
(3,522,280)
Net Assets 100.0% ...........................................................
$717,945,297
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
A portion or all of the security is on loan at March 31, 2025.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2025, the value of this security was
$15,197,939, representing 2.1% of net assets.
c
Variable rate security. The rate shown represents the yield at period end.
d
The rate shown represents the yield at period end.
e
A portion or all of the security has been segregated as collateral for open forward exchange contracts. At March 31, 2025, the value of this security pledged amounted to
$233,092, representing less than 0.1% of net assets.
f
See Note 3 regarding investments in affiliated management investment companies.
g
The rate shown is the annualized seven-day effective yield at period end.

Putnam International Equity Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

At March 31, 2025, the Fund had the following forward exchange contracts outstanding.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Australian Dollar .... BOFA Buy 11,907,400 7,333,649 4/16/25 $ 107,531 $ —
Australian Dollar .... CITI Buy 381,400 234,903 4/16/25 3,442 —
Australian Dollar .... CITI Sell 4,051,700 2,561,582 4/16/25 29,591 —
Australian Dollar .... HSBC Buy 15,049,900 9,268,722 4/16/25 136,271 —
Australian Dollar .... HSBC Sell 15,049,900 9,468,645 4/16/25 63,652 —
Australian Dollar .... HSBK Buy 15,049,900 9,468,645 4/16/25 — (63,652)
Australian Dollar .... MSCO Buy 9,227,600 5,682,762 4/16/25 83,755 —
Australian Dollar .... SSBT Buy 18,856,400 11,612,620 4/16/25 171,133 —
Australian Dollar .... TDOM Buy 15,097,200 9,297,414 4/16/25 137,137 —
Australian Dollar .... WPAC Buy 12,087,200 7,447,020 4/16/25 106,520 —
Australian Dollar .... WPAC Sell 5,119,800 3,199,373 4/16/25 — (95)
Canadian Dollar .... BOFA Sell 770,800 536,563 4/16/25 567 —
Canadian Dollar .... BZWS Sell 3,968,600 2,763,086 4/16/25 3,414 —
Canadian Dollar .... JPHQ Sell 8,500 5,915 4/16/25 5 —
Canadian Dollar .... MSCO Buy 12,487,300 8,734,954 4/16/25 — (51,576)
Canadian Dollar .... MSCO Sell 6,801,100 4,734,823 4/16/25 5,496 —
Canadian Dollar .... SSBT Buy 2,990,100 2,083,344 4/16/25 — (4,098)
Canadian Dollar .... TDOM Sell 7,010,800 4,881,173 4/16/25 6,026 —
Canadian Dollar .... UBSW Sell 2,744,700 1,910,048 4/16/25 1,447 —
Canadian Dollar .... WPAC Sell 4,250,300 2,958,902 4/16/25 3,342 —
Israeli New Shekel .. BZWS Buy 3,904,800 1,090,909 4/16/25 — (40,395)
Israeli New Shekel .. SSBT Buy 20,304,200 5,539,725 4/16/25 — (77,255)
New Zealand Dollar . JPHQ Buy 456,500 254,076 4/16/25 5,189 —
New Zealand Dollar . MSCO Buy 1,910,300 1,063,833 4/16/25 21,102 —
Chinese Yuan ...... CONB Sell 33,321,700 4,598,259 5/21/25 — (4,044)
Chinese Yuan ...... SSBT Sell 71,486,800 9,903,804 5/21/25 30,240 —
Hong Kong Dollar ... GSCO Sell 8,877,900 1,143,881 5/21/25 1,479 —
Hong Kong Dollar ... HSBK Buy 15,657,600 2,016,198 5/21/25 — (1,388)
Hong Kong Dollar ... HSBK Sell 14,920,200 1,920,900 5/21/25 979 —
Hong Kong Dollar ... JPHQ Sell 5,085,700 654,365 5/21/25 — (60)
Hong Kong Dollar ... MSCO Sell 15,034,500 1,935,708 5/21/25 1,079 —
Hong Kong Dollar ... SSBT Buy 113,296,300 14,590,558 5/21/25 559 (12,225)
Hong Kong Dollar ... SSBT Sell 15,517,300 1,996,805 5/21/25 49 —
Hong Kong Dollar ... WPAC Sell 16,708,300 2,149,814 5/21/25 — (199)
Japanese Yen ...... BOFA Buy 812,869,400 5,504,633 5/21/25 20,180 (75,080)
Japanese Yen ...... BZWS Buy 35,085,600 231,941 5/21/25 3,284 —
Japanese Yen ...... BZWS Sell 138,362,700 930,774 5/21/25 3,147 —
Japanese Yen ...... GSCO Sell 85,148,300 573,001 5/21/25 2,140 —
Japanese Yen ...... HSBK Buy 60,922,100 402,895 5/21/25 5,546 —
Japanese Yen ...... JPHQ Buy 202,721,900 1,340,191 5/21/25 18,920 —
Japanese Yen ...... MSCO Buy 2,795,290,800 18,983,698 5/21/25 72,689 (315,875)
Japanese Yen ...... MSCO Sell 935,544,500 6,313,169 5/21/25 40,983 —
Japanese Yen ...... SSBT Buy 341,350,500 2,334,432 5/21/25 — (45,910)
Japanese Yen ...... SSBT Sell 951,170,100 6,342,541 5/21/25 4,960 (39,364)
Japanese Yen ...... TDOM Buy 397,262,100 2,626,431 5/21/25 36,940 —
New Taiwan Dollar .. BZWS Sell 178,778,100 5,454,543 5/21/25 60,081 —
New Taiwan Dollar .. SSBT Sell 124,035,200 3,787,334 5/21/25 44,688 —
Singapore Dollar .... BOFA Buy 5,705,000 4,301,132 5/21/25 — (43,693)
Singapore Dollar .... HSBK Buy 6,710,000 4,992,522 5/21/25 14,913 —
Singapore Dollar .... SSBT Buy 4,939,300 3,674,498 5/21/25 11,527 —
Singapore Dollar .... UBSW Sell 1,550,300 1,142,437 5/21/25 — (14,497)
South Korean Won .. BZWS Buy 2,887,370,200 2,001,879 5/21/25 — (37,965)
South Korean Won .. GSCO Buy 6,681,491,500 4,571,667 5/21/25 — (27,090)
South Korean Won .. GSCO Sell 10,533,325,000 7,260,846 5/21/25 97,333 (981)

Putnam International Equity Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

See Abbreviations on page 10 .
Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
South Korean Won .. JPHQ Sell 9,929,932,400 6,883,167 5/21/25 $ 129,085 $ —
British Pound ...... BOFA Sell 1,179,000 1,498,396 6/18/25 — (24,467)
British Pound ...... BZWS Buy 6,010,200 7,789,293 6/18/25 — (26,181)
British Pound ...... CITI Sell 2,313,800 2,969,565 6/18/25 — (19,069)
British Pound ...... GSCO Sell 7,049,500 9,043,902 6/18/25 — (61,627)
British Pound ...... HSBK Sell 4,051,000 5,193,402 6/18/25 — (39,096)
British Pound ...... JPHQ Sell 17,523,500 22,465,966 6/18/25 — (168,369)
British Pound ...... MSCO Buy 1,698,100 2,202,817 6/18/25 — (9,456)
British Pound ...... MSCO Sell 10,941,400 14,069,699 6/18/25 341 (63,168)
British Pound ...... SSBT Buy 816,600 1,060,536 6/18/25 — (5,769)
British Pound ...... SSBT Sell 614,600 797,227 6/18/25 3,375 —
British Pound ...... TDOM Sell 2,224,100 2,851,412 6/18/25 — (21,360)
British Pound ...... UBSW Sell 3,783,500 4,854,034 6/18/25 — (32,947)
British Pound ...... WPAC Buy 3,605,000 4,666,408 6/18/25 — (9,988)
Czech Koruna ...... SSBT Buy 19,264,900 836,241 6/18/25 — (205)
Danish Krone ...... BOFA Buy 6,986,600 1,011,284 6/18/25 6,478 —
Danish Krone ...... CITI Buy 19,879,200 2,920,441 6/18/25 657 (25,226)
Danish Krone ...... HSBK Buy 6,272,800 908,554 6/18/25 5,227 —
Danish Krone ...... JPHQ Buy 30,573,700 4,424,841 6/18/25 28,936 —
Danish Krone ...... MSCO Buy 26,898,600 3,924,511 6/18/25 6,956 (13,055)
Danish Krone ...... SSBT Buy 40,455,700 5,855,746 6/18/25 37,576 —
Euro ............. BOFA Sell 1,594,400 1,716,643 6/18/25 — (14,934)
Euro ............. BZWS Sell 13,363,700 14,465,826 6/18/25 58,700 (106,338)
Euro ............. GSCO Sell 1,856,100 1,998,899 6/18/25 — (16,893)
Euro ............. HSBK Sell 6,235,600 6,733,356 6/18/25 — (38,732)
Euro ............. JPHQ Sell 647,400 696,923 6/18/25 — (6,177)
Euro ............. MSCO Buy 2,744,900 2,985,677 6/18/25 — (4,615)
Euro ............. MSCO Sell 15,810,200 17,171,694 6/18/25 78,715 (77,474)
Euro ............. SSBT Buy 2,802,600 2,969,027 6/18/25 74,699 —
Euro ............. SSBT Sell 8,832,100 9,673,147 6/18/25 81,166 —
Euro ............. UBSW Sell 709,400 763,641 6/18/25 — (6,794)
Euro ............. WPAC Sell 5,091,200 5,563,918 6/18/25 34,690 —
Norwegian Krone ... BOFA Buy 46,651,000 4,302,189 6/18/25 131,924 —
Swedish Krona ..... BOFA Buy 25,271,900 2,516,254 6/18/25 9,536 —
Swedish Krona ..... BZWS Buy 11,495,700 1,144,214 6/18/25 4,719 —
Swedish Krona ..... CITI Sell 20,662,100 2,065,223 6/18/25 156 —
Swedish Krona ..... GSCO Buy 52,810,400 5,257,237 6/18/25 20,879 —
Swedish Krona ..... JPHQ Buy 61,673,900 6,137,691 6/18/25 26,285 —
Swedish Krona ..... MSCO Buy 76,343,900 7,600,381 6/18/25 29,783 —
Swedish Krona ..... TDOM Buy 62,954,200 6,267,030 6/18/25 24,904 —
Swiss Franc ....... BOFA Buy 4,654,000 5,300,804 6/18/25 8,480 —
Swiss Franc ....... BZWS Buy 1,011,300 1,151,550 6/18/25 2,142 —
Swiss Franc ....... GSCO Buy 4,849,900 5,523,112 6/18/25 9,655 —
Swiss Franc ....... HSBK Buy 3,232,800 3,679,104 6/18/25 8,874 —
Swiss Franc ....... JPHQ Buy 6,586,700 7,500,258 6/18/25 13,850 —
Swiss Franc ....... MSCO Buy 9,206,300 10,487,786 6/18/25 23,203 (8,440)
Swiss Franc ....... SSBT Buy 10,501,200 11,983,937 6/18/25 8,381 (12,546)
Swiss Franc ....... TDOM Buy 3,843,500 4,377,014 6/18/25 7,651 —
Swiss Franc ....... UBSW Buy 1,819,800 2,072,429 6/18/25 3,599 —
Total Forward Exchange Contracts ................................................... $2,237,958 $(1,668,368)
Net unrealized appreciation (depreciation) ............................................ $569,590
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Putnam International Equity Fund

Quarterly Schedule of Investments
Notes to Schedule of Investments (unaudited)
1. Organization
Putnam International Equity Fund (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company. The Fund follows the accounting and reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and
applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund's Board of Trustees (the Board), the Board has designated the Fund's investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund's administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time.
The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt and certain preferred securities generally trade in the OTC market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the foreign debt securities are determined.
Investments in open-end mutual funds are valued at the closing NAV.
Certain derivative financial instruments trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated

Putnam International Equity Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Fund’s business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At March 31, 2025, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 within the fair value hierarchy (referred to as "market level fair value"). See the Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.
3. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a "Controlled Affiliate" of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund's outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. During the period ended March 31,
2025, the Fund held investments in affiliated management investment companies as follows:
4. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Putnam International Equity Fund
Non-Controlled Affiliates
Dividends
Putnam Short Term Investment
Fund, Class P, 4.526% ...... $8,745,769 $238,674,645 $(226,037,917) $— $— $21,382,497 21,382,497 $453,990
Non-Controlled Affiliates
Income from
securities
loaned
Putnam Cash Collateral Pool,
LLC, 4.559% ............. $— $81,122,536 $(76,222,956) $— $— $4,899,580 4,899,580 $55,807
Total Affiliated Securities ... $8,745,769 $319,797,181 $(302,260,873) $— $— $26,282,077 $509,797
2. Financial Instrument Valuation
(continued)

Putnam International Equity Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of March 31, 2025, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Putnam International Equity Fund
Assets:
Investments in Securities:
Common Stocks :
Canada .............................. $ 6,159,989 $ — $ — $ 6,159,989
China ............................... — 17,916,824 — 17,916,824
France ............................... — 102,432,044 — 102,432,044
Germany ............................. — 40,389,529 — 40,389,529
Greece .............................. — 11,350,035 — 11,350,035
Hong Kong ........................... — 18,228,440 — 18,228,440
Ireland ............................... — 8,773,670 — 8,773,670
Italy ................................. 10,236,592 16,873,387 — 27,109,979
Japan ............................... — 140,151,467 — 140,151,467
Netherlands ........................... — 57,854,721 — 57,854,721
Singapore ............................ — 6,906,848 — 6,906,848
Spain ................................ — 22,322,097 — 22,322,097
Switzerland ........................... — 7,055,361 — 7,055,361
Taiwan ............................... — 10,335,817 — 10,335,817
United Kingdom ........................ 10,948,374 106,174,203 — 117,122,577
United States .......................... 18,509,190 74,732,188 — 93,241,378
Preferred Stocks ........................ — 7,123,122 — 7,123,122
Short Term Investments ................... 26,282,077 711,602 — 26,993,679
Total Investments in Securities ........... $72,136,222 $649,331,355
a
$— $721,467,577
Other Financial Instruments:
Forward Exchange Contracts ............... $— $2,237,958 $— $2,237,958
Total Other Financial Instruments ......... $— $2,237,958 $— $2,237,958
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts ............... $ — $ 1,668,368 $ — $ 1,668,368
Total Other Financial Instruments ......... $— $1,668,368 $— $1,668,368
a
Includes foreign securities valued at $648,619,753, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
4. Fair Value Measurements
(continued)

Putnam International Equity Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Abbreviations
Counterparty
BOFA
Bank of America NA
BZWS
Barclays Bank plc
CITI
Citibank NA
CONB
Conversion Broker
GSCO
Goldman Sachs Group, Inc.
HSBC
HSBC Bank USA, NA
HSBK
HSBC Bank plc
JPHQ
JPMorgan Chase Bank NA
MSCO
Morgan Stanley
SSBT
State Street Bank and Trust Co.
TDOM
Toronto Dominion Bank
UBSW
UBS AG
WPAC
Westpac Banking Corp.
Selected Portfolio
ADR American Depositary Receipt
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.